Average Annual Total Returns{- Investor Freedom® 2010 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2010 Portfolio	VIP Investor Freedom 2010 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2010 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2010 Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFS Past 1 year	IXWFS Past 5 years	IXWFS Past 10 years
Total	5.81%	8.41%	7.62%	(1.54%)	3.57%	2.90%	5.44%	7.71%	7.22%